Income Taxes - Significant Differences Between U.S. Federal Statutory Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory rate	35.00%		35.00%		35.00%
State taxes, net of federal tax benefit	0.70%		1.40%		0.60%
Change in valuation allowance	(2.20%)	[1]	3.40%	[1]	(0.30%)	[1]
Impact of foreign earnings, net	(10.30%)	[2]	(6.10%)	[2]	(10.90%)	[2]
Depletion	(0.90%)		(1.30%)		(0.90%)
Revaluation of unrecognized tax benefits/reserve requirements	(0.10%)	[3]	(1.70%)	[3]	(0.10%)	[3]
Domestic Manufacturing tax deduction	(0.90%)	[4]	(3.80%)	[4]	(1.20%)	[4]
Undistributed earnings of foreign subsidiaries	2.90%	[2]	(4.90%)	[2]	(0.40%)	[2]
Other items, net	0.80%		0.00%		(0.10%)
Effective income tax rate	25.00%		22.00%		21.70%

[1]	During 2013, the Avonmouth, United Kingdom legal entity was dissolved, therefore the corresponding valuation allowance and deferred tax assets were written off. During 2012, a valuation allowance was established for $15.9 million as a result of the planned shut-down of our Avonmouth, United Kingdom legal entity in connection with our exit of the phosphorus flame retardants business. See Note 19, “Special Items.”
[2]	In prior years, we designated the undistributed earnings of substantially all of our foreign subsidiaries as permanently reinvested. The benefit of the lower tax rates in the jurisdictions for which we made this designation have been reflected in our effective income tax rate. During 2013, 2012 and 2011, we received distributions of $12.3 million, $56.9 million and $33.8 million, respectively, from various foreign subsidiaries and joint ventures and realized an expense (benefit), net of foreign tax credits, of $2.4 million, $(1.8) million and $5.4 million, respectively, related to the repatriation of these high taxed earnings. We have asserted for all periods being reported, permanent reinvestment of our share of the income of JBC, a Free Zones company under the laws of the Hashemite Kingdom of Jordan. The applicable provisions of the Jordanian law, and applicable regulations thereunder, do not have a termination provision and the exemption is permanent. As a Free Zones company, JBC is not subject to income taxes on the profits of products exported from Jordan, and currently, substantially all of the profits are from exports. In 2012, undistributed foreign subsidiary earnings were primarily impacted by a $17.4 million change related to the closure of our Avonmouth, United Kingdom site in connection with our exit of the phosphorus flame retardants business.
[3]	During 2012, we released various tax reserves primarily related to the expiration of the applicable U.S. federal statute of limitations for 2008 which provided a net benefit of $5.2 million.
[4]	During 2012, we amended the calculation of the domestic manufacturing tax deduction for the year 2010 and filed the 2011 tax return. As a result, in 2012 we recognized tax benefits of $1.5 million and $3.0 million related to the 2010 and 2011 tax years, respectively.